SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Use of estimates

The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include goodwill impairment and long-term investments, the realizability of deferred income tax assets, the accruals for other contingencies, and the recoverability of the carrying amounts of property and equipment and right-of-use assets. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

(b)   Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held-for-sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

(c)   Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;
●	identifying the performance obligations in the contract;
●	determining the transaction price;
●	allocating the transaction price to performance obligations in the contract; and
●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) at rates ranging between 1% and 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability or asset in the condensed consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT-focused supplementary STEM education course services to students.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c)   Revenue recognition (Continued)

The contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue.

Refunds are provided to students if they withdraw from classes, and usually only those unearned portions of the fee will be refunded. A refund liability represents the amounts of consideration received but are not expected to be entitled to earn, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to students. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities.

Certification service revenue

The Company provides certification services to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam.

The Company acts as the principal in providing the certificate service to the students and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the students. Cash received before the students receive the certificates is recorded as deferred revenue.

Each contract of certification service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the certificates are provided to the students, then the received consideration is recognized as certification service revenue.

Net revenues from continuing operations recognized under ASC Topic 606 for the six months ended June 30, 2023 and 2024 consist of the following:

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Tuition fee	597,689	602,877
Certification service fee	1,016	109
Others	1,208	2,975
Business taxes and surcharges	(1,413)	(1,910)
Total net revenues	598,500	604,051

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	2,219	3,074
Services transferred over time	596,281	600,977
Total net revenues	598,500	604,051

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c)   Revenue recognition (Continued)

Contract liability

The Company does not have amounts of contract assets since the Company receives consideration prior to providing the services.

The contract liabilities consist of deferred revenue, which represent the Company has received consideration but has not satisfied the related performance obligations.

The revenue recognized from continuing operations for six months ended June 30, 2023 and June 30, 2024 that was previously included in the deferred revenue balances as of December 31, 2022 and December 31, 2023 was RMB 520,622 and RMB 460,432, respectively.

The Company’s deferred revenue from continuing operations amounted to RMB1,210,536 and RMB1,211,254 as of December 31, 2023 and June 30, 2024, respectively.

The Company has selected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations in contracts that have an original expected length of one year or less.

(d)   Recently issued accounting standards

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to eliminate diversity in practice by entities within the scope when applying lease accounting requirements. The Company adopted the ASU from January 1, 2024 and the adoption did not have a material impact on the Company’s financial statements.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with SEC Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company is evaluating the impact of this guidance will have on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.